Summary of Significant Accounting Policies - Concentration of Customers (Details) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022 JPY (¥) customer	Mar. 31, 2021 JPY (¥) customer	Mar. 31, 2020 JPY (¥) customer
Concentration of Customers
Number of customers | customer	1	2	3
Revenues | ¥	¥ 224,727	¥ 177,000	¥ 53,895
Sales revenue | Customer concentration risk | Customer A
Concentration of Customers
Percentage of Revenue	100.00%
Sales revenue | Customer concentration risk | Customer B
Concentration of Customers
Percentage of Revenue		51.00%
Sales revenue | Customer concentration risk | Customer C
Concentration of Customers
Percentage of Revenue		33.00%	52.00%
Sales revenue | Customer concentration risk | Customer D
Concentration of Customers
Percentage of Revenue			24.00%
Sales revenue | Customer concentration risk | Customer E
Concentration of Customers
Percentage of Revenue			17.00%